Other tax receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other tax receivables

8.Other tax receivables

Accounting policy

Tax assets are measured at cost and primarily include (i) tax effects which are recognized when the asset is sold to a third party or recovered through amortization of the asset’s remaining economic life; and (ii) income tax receivables that are expected to be recovered either as refunds from taxing authorities or as a reduction to future tax obligations.

	December 31, 2020	December 31, 2019

COFINS - Revenue tax(i)	625,174	706,165
ICMS - State VAT	754,749	602,127
ICMS CIAP - State VAT	124,006	141,514
PIS - Revenue tax(i)	136,765	150,099
Credit installment	42,138	41,516
Other	60,206	35,591
	1,743,038	1,677,012
Current	785,367	950,246
Non-current	957,671	726,766

(i) In 2020, R$75,699 (R$ 28,141 as other income and R$ 43,859 as financial income) was accounted in the Cosan S.A., referring to the credit based on final court decision to exclude the ICMS on PIS and COFINS calculation basis.